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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|             Amendment No.: _______

     This Amendment (Check only one):   |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Margaret St. Clair
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Margaret St. Clair   Wellesley, Massachusetts   May 10, 2006
----------------------

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No.   Name

28-05989            Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:   $1,720 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     13F File No.   Name

1.   28-05993       Philip B. Waring


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                               MARGARET ST. CLAIR
                           FORM 13F INFORMATION TABLE
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                      FOR THE QUARTER ENDED MARCH 31, 2006
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
COLUMN 1                        COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                             Value    Shrs or  Sh/ Put/   Investment     Other     Voting Authority
                                                                                                                  ------------------
Name of Issuer               Title of Class       CUSIP    (X $1000)  Prn Amt  Prn Call   Discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
DBCommodity Index
  Tracking Fund               Unit Ben Int      240225102    $   53    2,200      SH     Shared-Other      1     2,200
Ishares EAFE              Exchange Traded Fund  464287465    $   58      900      SH     Shared-Other      1       900
Ishares Inc MSCI
  Pacific Ex Japan
  Index Fd                Exchange Traded Fund  464286665    $   63      600      SH     Shared-Other      1       600
Ishares MSCI Japan        Exchange Traded Fund  464286848    $   58     4000      SH     Shared-Other      1      4000
Ishares Tr Dow Jones
  Select Dividend
  Index FD                Exchange Traded Fund  464287168    $  125     2000      SH     Shared-Other      1      2000
Ishares TR Dow Jones
  US Energy Sector
  Index Fd                Exchange Traded Fund  464287796    $   55      600      SH     Shared-Other      1       600
Ishares Tr Dow Jones
  US Healthcare           Exchange Traded Fund  464287762    $   57      900      SH     Shared-Other      1       900
Ishares TR Dow Jones
  US Industrial
  Sector Index            Exchange Traded Fund  464287754    $   44      700      SH     Shared-Other      1       700
Ishares Tr Goldman
  Sachs Nat Res Index     Exchange Traded Fund  464287374    $   86      900      SH     Shared-Other      1       900
Ishares Tr MSCI
  Emerging Markets        Exchange Traded Fund  464287234    $   39      395      SH     Shared-Other      1       395
Ishares Tr Russell
  1000 Growth Index
  Fund                    Exchange Traded Fund  464287614    $   74    1,400      SH     Shared-Other      1     1,400
Ishares Tr Russell
  1000 Value Index
  Fund                    Exchange Traded Fund  464287598    $   88    1,200      SH     Shared-Other      1     1,200
Ishares Tr Russell
  2000 Value Index
  Fund                    Exchange Traded Fund  464287630    $   78    1,050      SH     Shared-Other      1     1,050
Ishares Tr S&P
  500/BARRA Value         Exchange Traded Fund  464287408    $   48      700      SH     Shared-Other      1       700
Ishares Tr S&P Global
  Energy Sector Index
  Fd                      Exchange Traded Fund  464287341    $   71      700      SH     Shared-Other      1       700
Ishares Tr S&P Global
  Financial Sector        Exchange Traded Fund  464287333    $   63      800      SH     Shared-Other      1       800

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
Ishares Tr S&P Global
  Telecommunications
  Sector                  Exchange Traded Fund  464287275    $   21      400      SH     Shared-Other      1       400
Ishares TR S&P Small
  Cap 600/Barra
  Growth Index            Exchange Traded Fund  464287887    $   65      500      SH     Shared-Other      1       500
Ishares Tr S&P Small
  Cap 600/Barra Value
  Index                   Exchange Traded Fund  464287879    $  102     1400      SH     Shared-Other      1      1400
Ishares Tr
  Transportation          Exchange Traded Fund  464287192    $   58      700             Shared-Other      1       700
Ishares Trust Goldman
  Sachs Tech Index        Exchange Traded Fund  464287549    $   49     1000      SH     Shared-Other      1      1000
Mexico Fund               Exchange Traded Fund  592835102    $   12      400      SH     Shared-Other      1       400
Morgan Stanley Asia
  Pacific Fund            Exchange Traded Fund  61744U106    $   34    2,000      SH     Shared-Other      1     2,000
Nasdaq 100 Tr                 Unit Series       631100104    $   63    1,500      SH     Shared-Other      1     1,500
Oil Service Holders
  Tr Oil Service Hldg Co     Depositry Rcpt     678002106    $   44      300      SH     Shared-Other      1       300
PowerShares               Exchange Traded Fund  73935X500    $   89    4,200      SH     Shared-Other      1     4,200
Regional Bank Holders Tr     Depositry Rcpt     75902E100    $   58      400      SH     Shared-Other      1       400
Select Sector Materials      SBI Materials      81369Y100    $   52    1,600      SH     Shared-Other      1     1,600
Templeton Dragon Fund            Common         88018T101    $   13      600      SH     Shared-Other      1       600

                                                             $1,720